SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common Stock Warrants	13,432,507	6,124,412	8,561,476	4,194,236
Potential common shares			8,561,476	4,203,063
Convertible Debt	13,432,507	6,124,412		8,827